Employee Benefit Plans - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Apr. 01, 2014	Mar. 31, 2014 Age	Mar. 31, 2013	Mar. 31, 2012
Defined Contribution Plan Disclosure [Line Items]
Conversion rate	0.9791
Eligible employees minimum period		1 year
Minimum eligible age		21
ESOP compensation expense		$ 912,000	$ 782,000	$ 751,000
Eligibility terms for Bank's reorganization		The Bank sponsors a Plan pursuant to Section 401(k) of the Internal Revenue Code (“IRC”), for all eligible (attainment of age 21 and one year of service) employees. Employees may elect to save up to 25% of their compensation, subject to IRC limits. For each dollar up to 4.5% of compensation, the Bank will match 50% of the employee’s contribution
Percentage of compensation of employees		25.00%
Maximum base percentage of compensation expense		4.50%
Maximum matching contribution of employer		50.00%
Compensation expenses		94,000	90,000	86,000
ESOP [Member]
Defined Contribution Plan Disclosure [Line Items]
Eligibility terms for Bank's reorganization		Effective upon the consummation of the Bank's reorganization in March 2004, an ESOP was established for all eligible employees who had completed a twelve-month period of employment with the Bank and at least 1,000 hours of service and had attained the age of 21.
Eligible employees minimum period		12 months
Number of minimum hours of service		1000 hours
Minimum eligible age		21
ESOP term loan		11,000,000
Purchase of common stock shares		1,076,126
Number of installments for term loan principal		15
Interest on term loan		4.00%
ESOP compensation expense		807,000	622,000	640,000
SERP [Member]
Defined Contribution Plan Disclosure [Line Items]
Compensation expenses		62,000	28,000	29,000
Accrued SERP liability included in other liabilities		$ 418,000	$ 356,000